Summary of Significant Accounting Policies (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Accounting Policy [Line Items]
Closing market price per share (in dollars per share)	$ 20.64	$ 17.14